Document and Entity Information	Jun. 02, 2021
Cover [Abstract]
Entity Registrant Name	CONSTELLATION PHARMACEUTICALS INC
Amendment Flag	false
Entity Central Index Key	0001434418
Document Type	8-K
Document Period End Date	Jun. 02, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-38584
Entity Tax Identification Number	26-1741721
Entity Address, Address Line One	215 First Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	(617)
Local Phone Number	714-0555
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	CNST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false